MICHAEL J. MURPHY 312-609-7738 mmurphy@vedderprice.com

June 2, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Aston Funds (the “Registrant”)
File Nos. 33-68666 and 811-8004

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated May 27, 2011 and Statement of Additional Information dated May 27, 2011 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 130 (the “Amendment”), which was filed on May 27, 2011 and became effective on May 28, 2011, and (2) the text of the Amendment was filed electronically (Accession No. 0001193125-11-153275).

Please do not hesitate to contact the undersigned at (312) 609-7738 if you have any questions regarding this certification.

Sincerely,

/s/ Michael J. Murphy

Michael J. Murphy